Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 378.8
Contractual commitment to purchase limestone	2.5
Sinoma International Engenieering Co. Ltd. [member]
Disclosure of commitments [line items]
Commitment due to agreement	30.6	$ 0.8	€ 0.3	$ 2,215.4	$ 107.7	€ 41.3
2021 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	1,280.5
Electrical energy consumption commitment annual payment	14,538.9
2022 [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	1,454.5
2022 [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 11,629.9